NOTE 5 - Other accounts receivable: Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023 [1]
Details
Other Accounts Receivable - Prepaid expenses	$ 441	$ 246
Other Accounts Receivable - Government institutions	226	160
Other Accounts Receivable - Advances to suppliers	15	0
Other Accounts Receivable - Deposits	13	17
Other Accounts Receivable - Total	$ 695	$ 423

[1]	Comparative amounts have been reclassified to conform to the current year presentation (Note 2b)